Share Capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share capital
15	Share capital

On June 27, 2018, the Company’s shareholders adopted a resolution to approve the Post-Offering Memorandum and Articles of Association, The Post-Offering Memorandum and Articles of Association provide that, the Company’s authorized share capital will be changed into US$500 divided into 5,000,000,000 shares.

As of December 31, 2017, there were 42,666,670 common shares and 27,867,937 preferred shares.

On April 11, 2018, the Company redeemed the 1,738,720 Series C preferred shares held by T.C.L. Industries Holdings (H.K.) Ltd. for an aggregate price of US$9,049,000.

On July 26, 2018, the Company completed its IPO on the NASDAQ. The Company offered 9,060,000 ADSs representing 6,040,000 Class A common shares. Upon completion of the IPO, all outstanding 27,867,937 Preferred Shares were converted on a one-for-one basis into 27,867,937 Class A common shares, all 42,666,670 outstanding common shares were converted on a one-for-one basis into 25,666,481 Class A common shares and 17,000,189 Class B common shares, respectively. Holders of Class A common shares and Class B common shares will have the same rights except for voting and conversion rights. In respect of all matters subject to a shareholder vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes, voting together as one class. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances. Upon any transfer of Class B common shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B common shares shall be automatically and immediately converted into the same number of Class A common shares.

Additionally, on August 30, 2018, the underwriters exercised their over-allotment option and issued more 19,708 Class A common shares. And as of December 31, 2018, the Company had repurchased under the Share Repurchase Program an aggregate of 69,455 ADSs, representing 46,303 Class A common shares (notes 12).

15	Share capital (continued)

On November 20, 2018, the Board of Directors of the Company authorized the Repurchase Plan, pursuant to which the Company was authorized to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market.

As of December 31, 2018, the Company had repurchased under the Repurchase Plan an aggregate of 69,455 ADSs, representing 46,303 Class A common shares. The Company has no plan for cancellation of these repurchased shares. These shares were recorded at their purchase cost on the consolidated balance sheets.

As at December 31, 2018 there were 59,547,823 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.

Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2018
	Common shares	Common shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(61,382)	(90,291)	(46,606)	(6,779)	(19,591)	(2,848)
Deduct: Accretion of redeemable convertible preferred shares	(12,427)	(26,391)	(16,963)	(2,467)	(7,131)	(1,037)
Net Loss attributable to common shareholders	(73,809)	(116,682)	(63,569)	(9,246)	(26,722)	(3,885)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	42,666,670	42,666,670	40,441,999	40,441,999	17,000,189	17,000,189
Basic and diluted loss per share	(1.73)	(2.73)	(1.57)	(0.23)	(1.57)	(0.23)

For the years ended December 31, 2016 and 2017, the computation of basic loss per share using the two-class method is not applicable as the Company only had one class of common shares and the Preferred Shares do not have contractual rights and obligations to share in the losses of the Company. For the year ended December 31, 2018, the two-class method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company. The effect of all outstanding Preferred Shares, share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the years ended December 31, 2016, 2017 and 2018 as their effects would be anti-dilutive.